PLANT, PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Plant, Property and Equipment

	2018			2017
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	10,764	4,500	6,264	10,153	4,190	5,963
Compression	3,289	1,677	1,612	3,021	1,593	1,428
Metering and other	1,247	613	634	1,188	569	619
	15,300	6,790	8,510	14,362	6,352	8,010
Under construction	2,111	—	2,111	940	—	940
	17,411	6,790	10,621	15,302	6,352	8,950
Canadian Mainline
Pipeline	10,077	6,777	3,300	9,763	6,455	3,308
Compression	3,642	2,656	986	3,605	2,499	1,106
Metering and other	652	241	411	655	207	448
	14,371	9,674	4,697	14,023	9,161	4,862
Under construction	149	—	149	156	—	156
	14,520	9,674	4,846	14,179	9,161	5,018
Other Canadian Natural Gas Pipelines[1]
Other	1,842	1,420	422	1,815	1,363	452
Under construction	124	—	124	4	—	4
	1,966	1,420	546	1,819	1,363	456
	33,897	17,884	16,013	31,300	16,876	14,424
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	6,711	251	6,460	3,550	125	3,425
Compression	2,932	132	2,800	1,547	64	1,483
Metering and other	2,884	75	2,809	2,306	37	2,269
	12,527	458	12,069	7,403	226	7,177
Under construction	4,347	—	4,347	3,332	—	3,332
	16,874	458	16,416	10,735	226	10,509
ANR
Pipeline	1,600	443	1,157	1,427	365	1,062
Compression	1,978	388	1,590	1,582	286	1,296
Metering and other	1,217	324	893	961	268	693
	4,795	1,155	3,640	3,970	919	3,051
Under construction	272	—	272	358	—	358
	5,067	1,155	3,912	4,328	919	3,409

	2018			2017
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Other U.S. Natural Gas Pipelines
GTN	2,322	951	1,371	2,107	822	1,285
Great Lakes	2,180	1,251	929	1,988	1,113	875
Columbia Gulf	1,753	74	1,679	1,115	37	1,078
Midstream	1,212	91	1,121	1,085	54	1,031
Other[2]	1,190	474	716	1,950	574	1,376
	8,657	2,841	5,816	8,245	2,600	5,645
Under construction	846	—	846	699	—	699
	9,503	2,841	6,662	8,944	2,600	6,344
	31,444	4,454	26,990	24,007	3,745	20,262
Mexico Natural Gas Pipelines
Pipeline	3,172	301	2,871	2,872	214	2,658
Compression	506	41	465	448	30	418
Metering and other	640	91	549	573	65	508
	4,318	433	3,885	3,893	309	3,584
Under construction	1,990	—	1,990	1,368	—	1,368
	6,308	433	5,875	5,261	309	4,952
Liquids Pipelines
Keystone Pipeline System
Pipeline	9,780	1,271	8,509	9,002	992	8,010
Pumping equipment	1,065	184	881	1,022	152	870
Tanks and other[3]	3,598	488	3,110	3,314	385	2,929
	14,443	1,943	12,500	13,338	1,529	11,809
Under construction[4]	18	—	18	456	—	456
	14,461	1,943	12,518	13,794	1,529	12,265
Intra-Alberta Pipelines[5]
Pipeline	762	22	740	748	3	745
Pumping equipment	104	3	101	104	—	104
Tanks and other	291	8	283	259	1	258
	1,157	33	1,124	1,111	4	1,107
Under construction	84	—	84	47	—	47
	1,241	33	1,208	1,158	4	1,154
	15,702	1,976	13,726	14,952	1,533	13,419
Energy
Natural Gas[6]	2,062	708	1,354	2,645	743	1,902
Wind[7]	—	—	—	673	204	469
Natural Gas Storage and Other	741	169	572	734	156	578
	2,803	877	1,926	4,052	1,103	2,949
Under construction	1,735	—	1,735	1,028	—	1,028
	4,538	877	3,661	5,080	1,103	3,977
Corporate	448	210	238	411	168	243
	92,337	25,834	66,503	81,011	23,734	57,277

1	Includes Foothills, Ventures LP, Great Lakes Canada and Coastal GasLink.

2	Includes Portland, North Baja, Tuscarora and Crossroads as well as Bison for 2017. Bison's remaining carrying value was fully impaired at December 31, 2018.

3
Includes tanks that are accounted for as operating leases. The cost and accumulated depreciation of these facilities were $194 million and $23 million, respectively, at December 31, 2018 (2017 – $184 million and $19 million, respectively), while revenues of $15 million were recognized in 2018 (2017 – $16 million; 2016 – $16 million).

4
Certain costs related to the Keystone XL project were recorded in Plant, property and equipment at December 31, 2017. In 2018, these costs were reclassified to Capital projects in development as the Company recommenced capitalizing Keystone XL development costs.

5
Includes Northern Courier and White Spruce. Northern Courier is accounted for as an operating lease and was placed in service on November 1, 2017. The cost and accumulated depreciation of this facility were $1,130 million and $32 million, respectively, at December 31, 2018 (2017 – $1,111 million and $4 million, respectively), while revenues of $142 million were recognized in 2018 (2017 – $20 million).

6
Includes Coolidge, Grandview, Bécancour, Halton Hills and the Alberta cogeneration natural gas-fired facilities. Coolidge, Grandview and Bécancour have long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities were $655 million and $268 million, respectively, at December 31, 2018 (2017 – $1,264 million and $354 million, respectively). At December 31, 2018, the cost and accumulated depreciation of Coolidge were reclassified to Assets held for sale. Refer to Note 6, Assets held for sale, for further information. Revenues of $216 million were recognized in 2018 (2017 – $215 million; 2016 – $212 million) through the sale of electricity under the related PPAs for these assets.

7	The Company closed the sale of its Cartier Wind power assets on October 24, 2018. Refer to Note 26, Acquisitions and dispositions, for further information.